Loans and other financial assets at amortized cost - Changes in allowances for credit losses on other financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	₩ (139,180)	₩ (66,781)	₩ (83,295)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Net reversal (provision) of loss allowance	(22,205)	(12,785)	4,711
Charge off	4,341	2,223	9,965
Disposal	2,597	751	1,400
Others	(1,833)	(62,588)	438
Ending balance	(156,280)	(139,180)	(66,781)
Stage 1
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(4,178)	(3,675)	(3,666)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	(388)	(261)	(228)
Transfer to lifetime expected credit losses	223	209	147
Transfer to credit-impaired financial assets	50	981	167
Net reversal (provision) of loss allowance	(3,141)	(1,749)	511
Charge off	0	0	0
Disposal	0	0	0
Others	(1,585)	317	(606)
Ending balance	(9,019)	(4,178)	(3,675)
Stage 2
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(9,133)	(5,580)	(5,450)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	285	246	217
Transfer to lifetime expected credit losses	(246)	(225)	(174)
Transfer to credit-impaired financial assets	266	1,134	288
Net reversal (provision) of loss allowance	(8,235)	(4,707)	(464)
Charge off	0	0	0
Disposal	0	0	0
Others	1	(1)	3
Ending balance	(17,062)	(9,133)	(5,580)
Stage 3
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(125,869)	(57,526)	(74,179)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	103	15	11
Transfer to lifetime expected credit losses	23	16	27
Transfer to credit-impaired financial assets	(316)	(2,115)	(455)
Net reversal (provision) of loss allowance	(10,829)	(6,329)	4,664
Charge off	4,341	2,223	9,965
Disposal	2,597	751	1,400
Others	(249)	(62,904)	1,041
Ending balance	₩ (130,199)	₩ (125,869)	₩ (57,526)